Trade receivables (Details 2) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of provision matrix [line items]
Total trade receivables, net	$ 7,423	$ 7,107
Trade receivables [member]
Disclosure of provision matrix [line items]
Total trade receivables, net	7,423	7,107
Trade receivables [member] | USD
Disclosure of provision matrix [line items]
Total trade receivables, net	3,698	3,520
Trade receivables [member] | EUR
Disclosure of provision matrix [line items]
Total trade receivables, net	1,144	1,138
Trade receivables [member] | JPY
Disclosure of provision matrix [line items]
Total trade receivables, net	470	288
Trade receivables [member] | RUB
Disclosure of provision matrix [line items]
Total trade receivables, net	212	240
Trade receivables [member] | GBP
Disclosure of provision matrix [line items]
Total trade receivables, net	191	146
Trade receivables [member] | CNY
Disclosure of provision matrix [line items]
Total trade receivables, net	172	231
Trade receivables [member] | BRL
Disclosure of provision matrix [line items]
Total trade receivables, net	130	130
Trade receivables [member] | AUD
Disclosure of provision matrix [line items]
Total trade receivables, net	96	96
Trade receivables [member] | CHF
Disclosure of provision matrix [line items]
Total trade receivables, net	54	84
Trade receivables [member] | CAD
Disclosure of provision matrix [line items]
Total trade receivables, net	50	75
Trade receivables [member] | Others
Disclosure of provision matrix [line items]
Total trade receivables, net	$ 1,206	$ 1,159